Plan's Benefit Obligations, Fair Value of Plan Assets, and Funded Status (Detail) - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
Defined Benefit Plan Disclosure [Line Items]
Benefit Obligation	$ 201	$ 258
Fair value of plan assets	310	303
Defined Benefit Plan, Funded Status of Plan	(109)	(45)
Noncurrent liabilities (assets)	(109)	(45)
Accumulated other comprehensive income	0	0
Net amount recognized	(109)	(45)
Amounts recognized in accumulated comprehensive income consist of:
Unrecognized net gain	$ 0	$ 0